UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   3/31/01
                                               -------------

Check here if Amendment [  ];             Amendment Number: ___

     This Amendment (Check only one.):     [   ] is a restatement.
                                           [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Union Heritage Capital Mananagement
Address:      211 West Fort Street, Ste. 615
              Detroit, MI 48226
              -------------------------------------------------------------

Form 13F File Number:    28-06379

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Derek Batts
           ---------------
Title:     President
           ---------------
Phone:     313-963-8824
           ---------------

Signature, Place, and Date of Signing:


  Derek Batts                 Detroit, MI                  04/26/01
  -----------                 -----------                  --------
  [Signature]                [City, State]                  [Date]


Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

          NONE

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None
                                                   -----------
Form 13F Information Table Entry Total:               64
                                                   -----------
Form 13F Information Table Value Total:             $124,436
                                                   -----------
                                                   (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     NONE

Union Heritage Capital Management

Total Holdings as of 3/31/01



                               INFORMATION TABLE
                               Holdings 3/31/01



SECURITY                           # OF SHARES      PRICE           MARKET VALUE
--------                           -----------      -----           ------------
ABBOT LABS                           93,000          47.1900           4,388,670.00
ALLIANT TECHSYSTEMS                   4,000          88.5500             354,200.00
AMBACK FIN'L                         28,500          63.4300           1,807,755.00
AMERICAN EXPRESS                     34,600          41.3000           1,428,980.00
AMGEN                                14,600          60.1875             878,737.50
ANHEUSER BUSCH                       43,200          45.9300           1,984,176.00
APPLIED MATERIALS                    11,400          43.5000             495,900.00
AVON PRODUCTS                       123,079          39.9900           4,921,929.21
BANK AMERICA                         13,000          54.7500             711,750.00
BECTON DICKINSON                     61,200          35.3200           2,161,584.00
BRIGGS & STRATTON                    23,000          38.3700             882,510.00
BRISTOL MYERS SQUIBB                 46,500          59.4000           2,762,100.00
CATALINA MARKETING                  128,100          32.5700           4,172,217.00
CISCO SYSTEMS                        98,000          15.8125           1,549,625.00
COCA COLA CO.                        19,354          45.1600             874,026.64
COLGATE PALMOLIVE                    11,000          55.2600             607,860.00
COMPUTER ASSOCIATES                  79,550          27.2000           2,163,760.00
CRANE CO.                             2,700          26.0500              70,335.00
CSG SYSTEMS                          58,100          41.1875           2,392,993.75
DELL COMPUTERS                      195,500          25.6875           5,021,906.25
DELTA AIRLINES                       29,200          39.5000           1,153,400.00
DOLLAR TREE STORES                   22,900          19.2656             441,182.81
DOW CHEMICAL                          7,571          31.5700             239,016.47
DUPONT                               30,100          40.7000           1,225,070.00
EASTMAN KODAK                        12,000          39.8900             478,680.00
EATON CORPORATION                    41,200          68.5000           2,822,200.00
EMC CORP.                            20,000          29.4000             588,000.00
EQUIFAX                              49,400          31.2500           1,543,750.00
ETHAN ALLEN INTERIORS                12,000          33.7813             405,375.00
FEDERAL NAT'L MTG ASSN               29,600          79.6000           2,356,160.00
FIRST UNION                          16,800          33.0000             554,400.00
FORD MOTOR                           10,845          28.1200             304,961.40
GANNETT, INC.                        33,400          59.7200           1,994,648.00
GAP, INC.                            28,000          23.7200             664,160.00
GENERAL MOTORS                       71,400          51.8500           3,702,090.00
IBM                                  28,700          96.1800           2,760,366.00
IMS HEALTH                          111,200          24.9000           2,768,880.00
INTEL CORP.                         110,000          26.3125           2,894,375.00
INTERPUBLIC GROUP                     4,068          34.3500             139,735.80
KEMET CORP.                          22,000          16.9375             372,625.00
KIMBERLY-CLARK                       78,606          67.8300           5,331,844.98